Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of key management compensation

	For the Year Ended
	December 31,
(in thousands)	2022	2021	2020
Key management compensation
Short term employee benefits	$2,673	$3,099	$1,518
Share-based payments	1,994	2,702	310
Post-employment benefits	108	92	74
	$4,775	$5,893	$1,902

Schedule of director and shareholder compensation

	For the Year Ended
	December 31,
(in thousands)	2022	2021	2020
Director and shareholder compensation
Board fees	$320	$227	$—
Consultancy fees	—	20	55
	$320	$247	$55